Marketable Securities - Available-For-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-For-Sale Securities
Amortized Cost	$ 71,485	$ 75,060
Gross Unrealized Gain	277	57
Gross Unrealized (Losses)	(255)	(318)
Estimated Fair Value - Total	71,507	74,799
Corporate debt securities
Available-For-Sale Securities
Amortized Cost	42,584	48,202
Gross Unrealized Gain	165	12
Gross Unrealized (Losses)	(40)	(284)
Estimated Fair Value - Total	42,709	47,930
Tax-exempt municipal securities
Available-For-Sale Securities
Amortized Cost	23,301	22,858
Gross Unrealized Gain	112	45
Gross Unrealized (Losses)	(215)	(34)
Estimated Fair Value - Total	23,198	22,869
Variable rate demand notes
Available-For-Sale Securities
Amortized Cost	5,600	4,000
Estimated Fair Value - Total	$ 5,600	$ 4,000